Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity File Number	000-54730
Entity Registrant Name	Item 9 Labs Corp.
Entity Central Index Key	0001500123
Entity Tax Identification Number	96-0665018
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2727 N 3rd Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	833
Local Phone Number	867-6337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false